Derivatives and Fair Value Measurements - Fair Values of Swaps in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 30	$ 4,450
Liability derivatives not designated as hedging instruments	(5,810)	(73)
Net total not designated as hedging instruments	(5,780)	4,377
Swaps [Member] | Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		899
Liability derivatives not designated as hedging instruments		(54)
Net total not designated as hedging instruments		845
Swaps [Member] | Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		3,551
Liability derivatives not designated as hedging instruments		(19)
Net total not designated as hedging instruments		$ 3,532
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	11
Liability derivatives not designated as hedging instruments	(4,468)
Net total not designated as hedging instruments	(4,457)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	19
Liability derivatives not designated as hedging instruments	(1,342)
Net total not designated as hedging instruments	$ (1,323)